Registration Nos. 333-92380/811-21149

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Post-Effective Amendment No. 64      /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 65        /X/

T. ROWE PRICE RETIREMENT FUNDS, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On May 14, 2021 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 14, 2021, the effectiveness of the registration statement for the T. Rowe Price Retirement Blend 2005 Fund, T. Rowe Price Retirement Blend 2010 Fund, T. Rowe Price Retirement Blend 2015 Fund, T. Rowe Price Retirement Blend 2020 Fund, T. Rowe Price Retirement Blend 2025 Fund, T. Rowe Price Retirement Blend 2030 Fund, T. Rowe Price Retirement Blend 2035 Fund, T. Rowe Price Retirement Blend 2040 Fund, T. Rowe Price Retirement Blend 2045 Fund, T. Rowe Price Retirement Blend 2050 Fund, T. Rowe Price Retirement Blend 2055 Fund, T. Rowe Price Retirement Blend 2060 Fund, and T. Rowe Price Retirement Blend 2065 Fund and each of its classes, filed in Post-Effective Amendment No. 56 on August 12, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series or class of the Registrant is affected by this filing.

This Post-Effective Amendment No. 64 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 56.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 15, 2021.

 T. ROWE PRICE RETIREMENT FUNDS, INC.

 /s/David Oestreicher

By: David Oestreicher

 Director and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	April 15, 2021

David Oestreicher	and Executive Vice President

/s/Alan S. Dupski	Treasurer and Vice President	April 15, 2021

Alan S. Dupski	(Principal Financial Officer
and Principal Accounting Officer)

*

Teresa Bryce Bazemore	Director	April 15, 2021

*

Ronald J. Daniels	Director	April 15, 2021

*

Bruce W. Duncan	Director	April 15, 2021

*

Robert J. Gerrard, Jr.	Chairman of the Board	April 15, 2021

and Director

*

Paul F. McBride	Director	April 15, 2021

*

John G. Schreiber	Director	April 15, 2021

/s/Robert W. Sharps	Director	April 15, 2021

Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	April 15, 2021

David Oestreicher